Financial Instruments - Summary of Credit Risk Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning	$ 91	$ 69	$ 63
Translation differences	(7)	(2)	2
Impairment loss recognized/(reversed)	23	34	5
Write offs	(14)	(10)	(1)
Balance at the end	$ 93	$ 91	$ 69